Vanguard STAR Fund Investment Strategy - Retail Prospectus [Member] - Vanguard STAR Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	As a fund of funds, the Fund invests in a diversified portfolio of other Vanguard mutual funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) rather than in individual securities. The Fund follows a balanced investment approach, indirectly investing in a mix of stocks and bonds through its investments in the Underlying Funds. The Fund typically invests 60-70% of its assets in common stocks through actively-managed underlying stock funds and 30-40% of its assets in bonds through an actively-managed underlying bond fund.The Fund’s underlying stock holdings emphasize large-capitalization stocks of domestic companies and, to a lesser extent, a diversified group of stocks in companies located outside the United States.The Fund’s underlying bond holdings have various maturities, yields, and credit qualities, and include corporate bonds, U.S. Treasury obligations and other U.S. government and agency securities, bonds of non-U.S. issuers (including emerging market countries), and asset-backed, mortgage-backed (government and commercial), and mortgage-related securities. The Fund’s underlying bond holdings typically have maturities of 90 days or more at the time of their issuance and their dollar-weighted average maturity will normally range between 4 and 12 years but may be longer or shorter under certain market conditions. The credit quality of most of the Fund’s underlying bond holdings is expected to be investment-grade; however, the underlying bond holdings may include bonds rated below investment-grade, also referred to as high-yield securities or “junk” bonds. The Fund’s underlying bond holdings may include bonds of non-U.S. issuers, including emerging market countries.The Underlying Funds may invest in derivatives such as foreign currency exchange forward contracts, fixed income futures contracts, fixed income options (including options on swaps), currency swaps, interest rate swaps, total return swaps, credit default swaps, or other derivatives.